Common stock (Reserved shares for issuance of common stock) (Details)	Jun. 30, 2012
Class of Stock [Line Items]
Common stock (in shares)	332,043
Reserved Under Stock Option Plans
Class of Stock [Line Items]
Common stock (in shares)	217,527
Exercise of Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock (in shares)	114,516